Consolidated Balance Sheets € in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Current assets
Cash and cash equivalents	$ 417,657,000	$ 84,624,000
Accounts receivable, net of allowance for doubtful accounts	12,944,000	3,825,000
Inventories	2,012,000	1,418,000
Prepaid expenses	880,000	355,000
Investment, current	10,032,000
Government assistance	4,578,813	2,246,680
Other current assets	1,534,000	593,000
Total current assets	449,638,000	93,062,000
Noncurrent assets
Loans receivable, noncurrent	31,000
Deferred tax credits	2,295,000	190,000
Property, plant and equipment, net of accumulated depreciation	3,770,000	3,201,000
Intangible assets, net of accumulated amortization	20,953,000
Operating lease right-of-use assets	6,113,000	1,031,000
Finance lease right-of-use assets	126,000
Goodwill	5,656,000
Available-for-sale debt securities, noncurrent	129,000
Investment in SAFE	1,000,000
Other noncurrent assets	251,000	82,000
Total noncurrent assets	54,541,000	4,504,000
TOTAL ASSETS	504,179,000	97,566,000
Current Liabilities
Accounts payable	16,818,000	10,073,000
Notes payable	689,000	4,828,000
Deferred revenue, current	25,000	5,000
Current portion of obligations under operating lease liabilities	668,000	327,000
Current portion of obligations under finance lease liabilities	57,000
Income tax payable	3,000	1,000
Other current liabilities	9,988,000	1,659,000
Total current liabilities	28,248,000	16,893,000
Noncurrent liabilities
Noncurrent liabilities	989,000
Operating lease liabilities, noncurrent	5,523,000	616,000
Finance lease liabilities, noncurrent	72,000
Deferred tax liability	4,367,000
Employee benefit plan obligation	2,162,000	464,000
Other noncurrent liabilities	1,310,000
Total noncurrent liabilities	14,423,000	4,185,000
TOTAL LIABILITIES	42,671,000	21,078,000
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY
Additional paid-in capital	534,773,000	116,568,000
Accumulated other comprehensive income	852,000	758,000
Accumulated deficit	(76,107,000)	(41,913,000)
Total shareholders' equity	461,508,000	76,488,000
TOTAL LIABILITIES AND EQUITY	504,179,000	97,566,000
Related party
Current assets
Accounts receivable, net of allowance for doubtful accounts	8,656,000	223,000
Noncurrent assets
Investments in unconsolidated affiliates	9,958,000
Noncurrent liabilities
Noncurrent liabilities		3,105,000
Non-related party
Noncurrent assets
Investments in unconsolidated affiliates	4,259,000
Current Liabilities
Notes payable	689,000	1,819,000
Noncurrent liabilities
Noncurrent liabilities	989,000
Ordinary shares
SHAREHOLDERS' EQUITY
Common stock	1,915,000	1,000,000
F shares
SHAREHOLDERS' EQUITY
Common stock	$ 75,000	$ 75,000